Additional Information: Condensed Financial Statements of Parent Company (Condensed Balance Sheets of Parent Company) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2014 Zhaopin [Member] USD ($)	Jun. 30, 2014 Zhaopin [Member] CNY	Jun. 30, 2013 Zhaopin [Member] USD ($)	Jun. 30, 2013 Zhaopin [Member] CNY	Jun. 30, 2012 Zhaopin [Member] CNY	Jun. 30, 2011 Zhaopin [Member] CNY
ASSETS
Cash and cash equivalents	$ 166,907	1,035,425	$ 66,178	410,544	617,840	386,775	$ 85,213	528,627	$ 2,480	15,385	22,736	26,142
Restricted cash	0	0		10,757			0	0		10,757
Amounts due from a related party							383	2,378		0
Amounts due from subsidiaries and VIEs							668	4,145		4,145
Prepayments and other current assets	12,713	78,864		68,476			53	329		4,099
Total current assets	207,163	1,285,153		844,584			86,317	535,479		34,386
Non-current assets:
Restricted cash	1,294	8,024		4,115			1,294	8,024		4,115
Investment in subsidiaries and VIEs							85,859	532,634		529,091
Total non-current assets	79,713	494,497		308,787			87,153	540,658		533,206
Total assets	286,876	1,779,650		1,153,371			173,470	1,076,137		567,592
LIABILITY, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY
Short-term bank loan	0	0		212,259			0	0		212,259
Current portion of long-term bank loans	20,655	128,135		36,444			20,655	128,135		36,444
Amounts due to related parties							160	990		74,933
Amounts due to subsidiaries and VIEs							2,878	17,851		12,275
Salaries and welfare payable	14,192	88,038		77,591			15	96		96
Taxes payable	8,992	55,780		46,486			1,290	8,000		4,093
Accrued expenses and other current liabilities	15,534	96,365		64,602			3,523	21,857		7,082
Deferred tax liabilities	0	0		22,410			0	0		22,410
Total current liabilities	138,183	857,218		932,503			28,521	176,929		369,592
Non-current liabilities:
Long-term bank loans	46,915	291,044		162,864			46,915	291,044		162,864
Total liabilities	187,288	1,161,847		1,103,132			75,436	467,973		532,456
Commitments and contingencies
Mezzanine equity
Series B convertible preferred shares (US$0.01 par value; 4,013,203 and nil shares authorized as of June 30, 2013 and 2014, 257,166 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$126 and nil as of June 30, 2013 and 2014, respectively)	0	0		1,045			0	0		1,045
Series C convertible preferred shares (US$0.01 par value; 15,722,878 and nil shares authorized as of June 30, 2013 and 2014, 81,330 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$42 and nil as of June 30, 2013 and 2014, respectively)	0	0		344			0	0		344
Total mezzanine equity	0	0		1,389			0	0		1,389
Shareholders' equity
Ordinary shares (US$0.01 par value; 159,051,299 and 2,000,000,000 shares authorized as of June 30, 2013 and 2014, 86,101,542 and 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) shares issued and outstanding as of June 30, 2013 and 2014, respectively)	1,096	6,799		5,480			1,096	6,799		5,480
Additional paid-in capital	214,397	1,330,038		794,362			214,397	1,330,038		794,362
Accumulated other comprehensive loss	(271)	(1,684)		(2,551)			(271)	(1,684)		(2,551)
Accumulated deficit	(118,914)	(737,695)		(772,637)			(117,188)	(726,989)		(763,544)
Total shareholders' equity							98,034	608,164		33,747
Total liabilities, mezzanine equity and shareholders' equity	$ 286,876	1,779,650		1,153,371			$ 173,470	1,076,137		567,592